S000066499 [Member] Expense Example - William Blair Small-Mid Cap Core Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,422
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	$ 1,258